Note 7 - Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
U.S. net operating loss carryforwards	$ 563,000	$ 401,000
Stock compensation	206,000
	1,372,000	927,000
Valuation allowance	(1,372,000)	(927,000)
Net deferred tax assets
Foreign Tax Authority [Member]
Canadian Provincial income tax losses	402,000	333,000
Canadian Provincial scientific investment tax credits	$ 201,000	$ 193,000